Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 15,406	$ 26,553
Less: distribution expense to managed fleet container investors	(14,163)	(24,480)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(239)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,004	2,073
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	1,484	2,301
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 2,488	$ 4,374